Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 3 – Property and Equipment, Net

Property and equipment consisted of the following:

	September 30,	December 31,
	2022	2021
Office Furniture and equipment	$8,861	$8,861
Laboratory equipment	118,605	118,605
	127,466	127,466
Less accumulated depreciation	(113,386)	(108,902)
Property and equipment, net	$14,080	$18,564

Depreciation expense for the nine months ended September 30, 2022 and 2021, were $4,484 and $4,050, respectively.

Note 3 – Property and Equipment, Net

Property and equipment consisted of the following as of December 31, 2021, and 2020:

	December 31,	December 31,
	2021	2020
Office Furniture and equipment	$8,861	$8,861
Laboratory equipment	118,605	118,605
	127,466	127,466
Less accumulated depreciation	(108,902)	(102,684)
Property and equipment, net	$18,564	$24,782

Depreciation expense for the twelve months ended December 31, 2021, and 2020 were $6,218 and $5,782 respectively.